Share capital	3 Months Ended
Mar. 31, 2020
Share capital
Share capital

11.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At March 31, 2020, the Company had 37,056,874 issued and outstanding common shares (December 31, 2019 – 37,049,374).

On March 27, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares, no par value per common share, of the Company (the “Shares”) having an aggregate offering price of up to US$30,000,000 through the Agents (the “Sales Agreement).

In accordance with the terms of the Sales Agreement, the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market (“Nasdaq”) or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

During the three months ended March 31, 2020, the Company issued 7,500 common shares for the ATM offering under the Sales Agreement for gross proceeds of $11,158. Share issue costs related to the ATM offering are $73,330.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three months ended March 31, 2020 was based on the net loss attributable to common shareholders of $1,908,181 (March 31, 2019 - $20,629,865) and the weighted average number of common shares outstanding of 37,049,539 (March 31, 2019 ‑ 33,044,040). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless specific exercise extension approved by the Board.

Options granted vest based on terms and conditions set up in the option agreements.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the three months ended March 31, 2020 are as follows:

		March 31, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	—	—
Options exercised	—	—
Options expired and forfeited	(57,398)	3.06
Options cancelled	—	—
Options outstanding, ending	12,850,917	$2.06

Details of options outstanding as at March 31, 2020 are as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.20 years	2,045,455	2,045,455
$0.30	2.37 years	229,545	229,545
$0.80	2.69 years	608,513	608,513
$0.80	2.93 years	12,500	12,500
$2.00	3.22 years	12,500	11,979
$2.00	3.88 years	344,576	328,363
$2.00	4.36 years	50,000	33,336
$9.60 USD	4.77 years	182,494	116,794
$6.18 USD	5.36 years	175,000	131,254
$1.53 USD	3.64 years	120,000	120,000
$5.00 USD	3.67 years	352,834	352,834
$3.40 USD	5.97 years	1,228,182	1,228,182
$2.62 USD	2.24 years	700,000	—
$2.45 USD	6.35 years	1,250,000	833,334
$2.53 USD	6.36 years	144,318	100,372
$1.80 USD	6.55 years	120,000	50,000
$1.91 USD	6.69 years	5,275,000	913,030
		12,850,917	7,115,491

The weighted average grant date fair value of options granted during the three months ended March 31, 2020 was Nil (March 31, 2019- $2.21).

During the three months ended March 31, 2020, the Company recognized stock-based compensation expense of $2,534,558 (March 31, 2019 - $1,999,992).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the three months ended March 31, 2020 are as follows:

	March 31, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	—	—	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	20,603,396	$4.64	20,603,396	$4.64

At March 31, 2020, all warrants outstanding were exercisable. Details of warrants outstanding as at March 31, 2020 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.56 years	11,010,059
$2.00 USD - $24.00 USD	3.90 years	5,091,969
Transferable Warrants
$4.25 USD	3.36 years	4,501,368
Warrants outstanding ending	2.53 years	20,603,396